                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2002
                                                --------------------------------

Check here if Amendment [_]; Amendment Number:_______________
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Trove Market Neutral Advisors, L.L.C.
            ------------------------------------------
Address:      1 S. Wacker Dr., Suite 350
            ------------------------------------------
              Chicago, IL  60601
            ------------------------------------------

            __________________________________________

Form 13F File Number:  28-10171
                          --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard J. Metzler
-----       ------------------------------------------
Title:        Managing Member of Trove Partners, L.L.C.,
------      ------------------------------------------
              Managing Member of Trove Market Neutral Advisors, L.L.C.
Phone:        312-236-9494
------      ------------------------------------------

Signature, Place and Date of Signing:



      /s/ Richard J. Metzier        Chicago, Illinois          5/9/2002
  ------------------------------  ----------------------    ---------------
             [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

       Form 13F File Number               Name

       28-____________________         _________________________________
       [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 NONE
                                            ---------------------
Form 13F Information Table Entry Total:            47
                                            ---------------------
Form 13F Information Table Value Total:            132,328
                                            ---------------------
                                                 (thousands)


List of Other Included Managers:    NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.          Form 13F File Number        Name

   _______      28-___________________      ___________________________________

   [Repeat as necessary.]

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               1             2         3       4                      5                        6           7            8
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         Name of Issuer    Class     CUSIP   Market        Amount / Type of Security       Investment    Other   Voting Discretion
         --------------    -----     -----   ------        -------------------------       -----------   -----   -----------------
                                             Value                                         Discretion   Manager
                                             -----                                         ----------   -------
                                                     -------------------------------------------------------------------------------
                                                         Shares or     SH or PRN   PUT or                        Sole   Shared  None
                                                     Principal Amount               CALL

------------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL INC            common   481165108    1386            85000     sh                  sole                85000
ALLEGHENY ENERGY INC      common   017361106    2832            68500     sh                  sole                68500
ALLETE INC                common   018522102    1641            56400     sh                  sole                56400
CONSTELLATION ENERGY      common   210371100    2838            92000     sh                  sole                92000
DTE ENERGY CO             common   233331107    5777           126960     sh                  sole               126960
DUKE ENERGY CORP          common   264399106    2268            60000     sh                  sole                60000
EXELON CORP               common   30161N101    1854            35000     sh                  sole                35000
NISOURCE INC              common   65473P105    3238           141100     sh                  sole               141100
PG&E CORP                 common   69331C108    1934            82100     sh                  sole                82100
PINNACLE WEST CAP CORP    common   723484101    1950            43000     sh                  sole                43000
PUBLIC SVC ENTERPRISE     common   744573106    7694           168000     sh                  sole               168000
XCEL ENERGY INC           common   98389B100    2986           117800     sh                  sole               117800
GREAT PLAINS ENERGY       common   391164100    1871            75000     sh                  sole                75000
IDACORP INC               common   451107106    3260            80500     sh                  sole                80500
OGE ENERGY CORP           common   670837103    1697            70800     sh                  sole                70800
POTOMAC ELEC PWR CO       common   737679100    4857           208000     sh                  sole               208000
PUBLIC SVC CO N MEX       common   744499104    3002            97900     sh                  sole                97900
SCANA CORP                common   80589M102    4155           135800     sh                  sole               135800
SEMPRA ENERGY             common   816851109    5709           227000     sh                  sole               227000
SIERRA PAC RES            common   826428104    4286           284000     sh                  sole               284000
UNISOURCE ENERGY CORP     common   909205106     499            24400     sh                  sole                24400
WISCONSIN ENERGY CORP     common   976657106    4294           172570     sh                  sole               172570
APACHE CORP               common   037411105    1991            35000     sh                  sole                35000
DEVON ENERGY CORP         common   25179M103    1041            21570     sh                  sole                21570
NOBLE AFFILIATES INC      common   654894104    1858            47560     sh                  sole                47560
OCEAN ENERGY INC          common   67481E106    2719           137410     sh                  sole               137410
SPINNAKER EXPL CO         common   84855W109    1887            45300     sh                  sole                45300
TALISMAN ENERGY INC       common   87425E103    2880            69000     sh                  sole                69000
ENERGEN CORP              common   29265N108    1984            75000     sh                  sole                75000
KEYSPAN CORP              common   49337W100    3275            90000     sh                  sole                90000
NATIONAL FUEL GAS         common   636180101    1899            78000     sh                  sole                78000
PEOPLES ENERGY CORP       common   711030106    3716            94350     sh                  sole                94350
DYNEGY INC                common   26816Q101    3715           128100     sh                  sole               128100
RELIANT RES INC           common   75952B105    1836           108600     sh                  sole               108600
WILLIAMS COS INC          common   969457100    2285            97000     sh                  sole                97000
CHEVRONTEXACO CORP        common   166764100    1892            20960     sh                  sole                20960
CONOCO INC                common   208251504     963            33000     sh                  sole                33000
FRONTIER OIL              common   35914P105    1508            70200     sh                  sole                70200
KERR MCGEE CORP           common   492386107    1904            30300     sh                  sole                30300
VALERO ENERGY CORP        common   91913Y100    2922            59000     sh                  sole                59000
GLOBALSANTAFE CORP        common   G3930E101    1970            60250     sh                  sole                60250
NOBLE DRILLING CORP       common   655042109    2732            66010     sh                  sole                66010
TRANSOCEAN SEDCO FOREX    common   G90078109    2991            90000     sh                  sole                90000
NEWPOWER HLDGS INC        common   652463100     234           633510     sh                  sole               633510
ALLIANT ENERGY CORP       common   018802108    4721           156210     sh                  sole               156210
AQUILA INC                common   03840J106    7477           301000     sh                  sole               301000
NATIONAL-OILWELL INC      common   637071101    1900            75000     sh                  sole                75000
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

     Trove Market Neutral Advisors LLC               Form 13-F Information Table